PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
PROPERTY AND EQUIPMENT

6.    PROPERTY AND EQUIPMENT

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2020	$1,246.3	$1,706.1	$1,631.4	$912.7	$83.3	$406.7	$203.5	$6,190.0
Additions	56.1	197.2	286.8	167.2	24.7	79.4	179.3	990.7
Acquisitions via business combinations	226.1	382.5	180.9	85.4	6.2	74.4	44.6	1,000.1
Adjustments for prior year acquisitions	—	14.8	9.9	0.5	—	—	—	25.2
Disposals	(49.8)	(58.9)	(36.9)	(40.9)	(1.0)	(10.8)	(78.3)	(276.6)
Transfers	7.3	19.4	13.0	5.7	(45.5)	0.2	(0.3)	(0.2)
Changes in foreign exchange	(3.3)	(4.1)	(3.1)	(1.6)	1.6	(0.6)	(0.1)	(11.2)
Balance, December 31, 2021	1,482.7	2,257.0	2,082.0	1,129.0	69.3	549.3	348.7	7,918.0

Balance, December 31, 2021	1,482.7	2,257.0	2,082.0	1,129.0	69.3	549.3	348.7	7,918.0
Additions	80.3	135.5	297.5	133.3	119.2	126.5	104.2	996.5
Acquisitions via business combinations	79.1	220.6	167.6	44.2	6.2	77.5	19.4	614.6
Adjustments for prior year acquisitions	—	122.0	(6.5)	(0.7)	—	—	1.5	116.3
Adjustments for asset retirement obligations	—	(183.1)	—	—	—	—	—	(183.1)
Disposals	(69.4)	(57.1)	(50.8)	(254.2)	(4.8)	(1.0)	(17.9)	(455.2)
Transfers	56.0	94.2	7.5	(1.4)	(148.7)	(3.2)	(4.4)	—
Changes in foreign exchange	58.4	156.0	96.8	31.3	10.4	39.9	5.5	398.3
Balance, December 31, 2022	1,687.1	2,745.1	2,594.1	1,081.5	51.6	789.0	457.0	9,405.4

Accumulated depreciation
Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2
Depreciation	51.7	230.4	291.5	178.2	—	69.4	55.7	876.9
Disposals	(2.8)	(22.3)	(25.2)	(16.5)	—	(5.3)	(15.8)	(87.9)
Changes in foreign exchange	0.2	1.1	0.9	0.6	—	0.3	0.1	3.2
Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4

Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4
Depreciation	65.2	294.6	302.9	167.7	—	97.5	73.0	1,000.9
Disposals	(18.5)	(7.8)	(31.0)	(104.3)	—	(0.8)	(7.2)	(169.6)
Impairment	11.9	—	—	2.3	—	—	—	14.2
Changes in foreign exchange	5.3	42.4	36.4	13.4	—	12.8	1.9	112.2
Balance, December 31, 2022	171.0	804.1	987.3	468.3	—	272.5	161.9	2,865.1

Carrying amounts
At December 31, 2021	$1,375.6	$1,782.1	$1,403.0	$739.8	$69.3	$386.3	$254.5	$6,010.6
At December 31, 2022	$1,516.1	$1,941.0	$1,606.8	$613.2	$51.6	$516.5	$295.1	$6,540.3

For the year ended December 31, 2022, total depreciation of property and equipment, excluding GFL Infrastructure which has been classified as discontinued operations, was $1,003.9 million ($911.9 million for the year ended December 31, 2021). Of the total depreciation for the year ended December 31, 2022, $974.8 million was included in cost of sales ($882.2 million for the year ended December 31, 2021) and $29.1 million was included in selling, general and administrative expenses ($29.7 million for the year ended December 31, 2021).

Depreciation of property and equipment of $1,008.7 million for the year ended December 31, 2022 ($931.8 million for the year ended December 31, 2021) as presented in the statement of cash flows was comprised of depreciation of $1,000.9 million ($876.9 million for the year ended December 31, 2021) shown in the table above, inclusive of GFL Infrastructure which has been classified as discontinued operations, and depreciation of $7.8 million ($54.9 million for the year ended December 31, 2021) due to the difference between the ARO calculated using the credit-adjusted, risk-free discount rate required for measurement of the ARO through purchase accounting, compared to the risk-free discount rate required for annual valuations.

For the year ended December 31, 2022, GFL recognized $14.2 million of impairment charges and an insurance recovery of $7.0 million related to assets that were destroyed by fire. There were no such charges for the year ended December 31, 2021.